Long-Term Debt	12 Months Ended
Dec. 31, 2020
Disclosure Of Long Term Debt [Abstract]
Long-Term Debt

NOTE 9. LONG-TERM DEBT

		2020		2019	2020	2019
Current Portion of Long-Term Debt
Real Estate Credit Facility	US	$704	US	$—	$896	$—

Long-Term Debt
Senior Credit Facility	US	$74,650	US	$—	$95,041	$—
Real Estate Credit Facility		9,797		—	12,474	—
Unsecured Senior Notes:
6.5% senior notes due 2021		—		90,625	—	117,678
7.75% senior notes due 2023		285,734		344,845	363,782	447,792
5.25% senior notes due 2024		263,205		307,690	335,099	399,545
7.125% senior notes due 2026		347,765		369,735	442,757	480,112
	US	$981,151	US	$1,112,895	1,249,153	1,445,127
Less net unamortized debt issue costs					(12,943)	(17,946)
					$1,236,210	$1,427,181

	Senior Credit Facility	Unsecured Senior Notes	Real Estate Credit Facility	Debt Issue Costs	Total
Balance December 31, 2018	$—	$1,729,351	$—	$(23,098)	$1,706,253
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(198,387)	—	—	(198,387)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(6,815)	—	—	(6,815)
Amortization of debt issue costs	—	—	—	5,152	5,152
Foreign exchange adjustment	—	(79,022)	—	—	(79,022)
Balance December 31, 2019	—	1,445,127	—	(17,946)	1,427,181
Changes from financing cash flows:
Redemption / repurchase of unsecured senior notes	—	(240,793)	—	—	(240,793)
Repayment of long-term debt	(37,243)	—	(76)	—	(37,319)
Proceeds from Senior Credit Facility	137,255	—	—	—	137,255
Proceeds from Real Estate Credit Facility	—	—	13,811	—	13,811
Addition of debt issue costs	—	—	—	(354)	(354)
Non-cash changes:
Gain on redemption / repurchase of unsecured senior notes	—	(43,814)	—	—	(43,814)
Amortization of debt issue costs	—	—	—	5,350	5,350
Reclassified to current portion of long-term debt	—	—	(896)	—	(896)
Foreign exchange adjustment	(4,971)	(18,882)	(365)	7	(24,211)
Balance December 31, 2020	$95,041	$1,141,638	$12,474	$(12,943)	$1,236,210

Precision’s current and long-term debt obligations at December 31, 2020 will mature as follows:

2021	$896
2022	896
2023	459,719
2024	335,995
Thereafter	452,543
$1,250,049

(a) Senior Credit Facility:

The senior secured revolving credit facility (Senior Credit Facility) provides Precision with senior secured financing for general corporate purposes, including for acquisitions, of up to US$500 million with a provision for an increase in the facility of up to an additional US$300 million. The Senior Credit Facility is secured by charges on substantially all of the present and future assets of Precision, its material U.S. and Canadian subsidiaries and, if necessary, to adhere to covenants under the Senior Credit Facility, certain subsidiaries organized in jurisdictions outside of Canada and the U.S.

The Senior Credit Facility requires that Precision comply with certain restrictive and financial covenants including a leverage ratio of consolidated senior debt to consolidated Covenant EBITDA (as defined in the debt agreement) of less than 2.5:1. For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness. It also requires the Corporation to maintain a ratio of consolidated Covenant EBITDA to consolidated interest expense for the most recent four consecutive quarters, of greater than 2.5:1, subject to the amendments noted below.

Distributions under the Senior Credit Facility are subject to a pro-forma senior net leverage covenant of less than or equal to 1.75:1. The Senior Credit Facility also limits the redemption and repurchase of junior debt subject to a pro-forma senior net leverage covenant test of less than or equal to 1.75:1.

The Senior Credit Facility has a term of four years, with an annual option on Precision’s part to request that the lenders extend, at their discretion, the facility to a new maturity date not to exceed five years from the date of the extension request. The current maturity date of the Senior Credit Facility is November 21, 2023.

On April 9, 2020 Precision agreed with the lenders of its Senior Credit Facility to reduce the consolidated Covenant EBITDA to consolidated interest expense coverage ratio for the most recent four consecutive quarters of greater than or equal to 2.5:1 to 2.0:1 for the period ending September 30, 2020, 1.75:1 for the period ending December 31, 2020, 1.25:1 for the periods ending March 31, June 30 and September 30, 2021, 1.75:1, for the period ending December 31, 2021, 2.0:1 for the period ending March 31, 2022 and 2.5:1 for periods ending thereafter.

During the covenant relief period, Precision’s distributions in the form of dividends, distributions and share repurchases are restricted to a maximum of US$15 million in 2020 and US$25 million in each of 2021 and 2022, subject to a pro forma senior net leverage ratio (as defined in the credit agreement) of less than or equal to 1.75:1.

In addition, during 2021, the North American and acceptable secured foreign assets must directly account for at least 65% of consolidated Covenant EBITDA calculated quarterly on a rolling twelve-month basis, increasing to 70% thereafter. Precision also has the option to voluntarily terminate the covenant relief period prior to its March 31, 2022 end date.

Under the Senior Credit Facility, amounts can be drawn in U.S. dollars and/or Canadian dollars. At December 31, 2020, US$75 million was drawn under this facility (2019 – nil). Up to US$200 million of the Senior Credit Facility is available for letters of credit denominated in U.S and/or Canadian dollars and other currencies acceptable to the fronting lender. As at December 31, 2020 outstanding letters of credit amounted to US$32 million (2019 – US$25 million).

The interest rate on loans that are denominated in U.S. dollars is, at the option of Precision, either a margin over a U.S. base rate or a margin over LIBOR. The interest rate on loans denominated in Canadian dollars is, at the option of Precision, either a margin over the Canadian prime rate or a margin over the Canadian Dollar Offered Rate (CDOR); such margins will be based on the then applicable ratio of consolidated total debt to EBITDA.

(b) Real Estate Credit Facility

In November 2020, Precision established a Real Estate Term Credit Facility in the amount of US$11 million. The facility matures in November 2025 and is secured by real property located in Houston, Texas. Principal plus interest payments are due monthly, based on 15-year straight-line amortization with any unpaid principal and accrued interest due at maturity. Interest is calculated using a LIBOR rate plus margin.

The Real Estate Credit Facility contains certain affirmative and negative covenants and events of default, customary for this type of borrowing. Under the terms of the Real Estate Credit Facility, Precision must maintain a consolidated interest coverage ratio in accordance with the Senior Credit Facility, described above, as of the last day of each period of four consecutive fiscal quarters commencing December 31, 2020. In the event the Consolidated Interest Coverage Ratio is waived or removed from the Senior Credit Facility, a minimum threshold of 1.15:1 is required.

(c) Unsecured Senior Notes:

Precision has outstanding the following unsecured senior notes:

7.75% US$ senior notes due 2023

These notes bear interest at a fixed rate of 7.75% per annum and mature on December 15, 2023. Interest is payable semi-annually on June 15 and December 15 of each year.

Precision may redeem these notes in whole or in part at any time on or after December 15, 2019 and before December 15, 2021, at redemption prices ranging between 103.875% and 101.938% of their principal amount plus accrued interest. Any time on or after December 15, 2021, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2020, Precision repurchased and cancelled US$59 million (2019 – US$5 million), recognizing a gain on repurchase of $18 million (2019 – nil).

5.25% US$ senior notes due 2024

These notes bear interest at a fixed rate of 5.25% per annum and mature on November 15, 2024. Interest is payable semi-annually on May 15 and November 15 of each year.

Precision may redeem these notes in whole or in part at any time on or after May 15, 2019 and before May 15, 2022, at redemption prices ranging between 102.625% and 100.875% of their principal amount plus accrued interest. Any time on or after May 15, 2022, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2020, Precision repurchased and cancelled US$44 million (2019 – US$43 million), recognizing a gain on repurchase of $16 million (2019 – $5 million).

7.125% US$ senior notes due 2026

These notes bear interest at a fixed rate of 7.125% per annum and mature on January 15, 2026. Interest is payable semi-annually on January 15 and July 15 of each year, commencing July 15, 2018.

Prior to November 15, 2020, Precision may redeem up to 35% of the 7.125% senior notes due 2026 with the net proceeds of certain equity offerings at a redemption price equal to 107.125% of the principal amount plus accrued interest. Prior to November 15, 2020, Precision may redeem these notes in whole or in part at 100.0% of their principal amount, plus accrued interest and the greater of 1.0% of the principal amount of the note to be redeemed and the excess, if any, of the present value of the November 15, 2020 redemption price plus required interest payments through November 15, 2020 (calculated using the U.S. Treasury rate plus 50 basis points) over the principal amount of the note. As well, Precision may redeem these notes in whole or in part at any time on or after November 15, 2020 and before November 15, 2022, at redemption prices ranging between 105.344% and 101.781% of their principal amount plus accrued interest. Any time on or after November 15, 2023, these notes can be redeemed for their principal amount plus accrued interest. Upon specified change of control events, each holder of a note will have the right to sell to Precision all or a portion of its notes at a purchase price in cash equal to 101% of the principal amount, plus accrued interest to the date of purchase.

During 2020, Precision repurchased and cancelled US$22 million (2019 – US$30 million), recognizing a gain on repurchase of $9 million (2019 – $1 million).

6.5% US$ senior notes due 2021

During 2020, Precision retired its 6.5% unsecured seniors through redemptions of US$88 million (2019 – US$75 million) principal amount and the repurchase and cancellation of US$3 million (2019 – nil), recognizing a gain on repurchase of $1 million (2019 – $1 million).

The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.

The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. This restricted payments basket grows by, among other things, 50% of cumulative consolidated net earnings, and decreases by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2020, the governing net restricted payments basket was negative $307 million (2019 – negative $517 million), therefore limiting us from making any further dividend payments or share repurchases until the governing restricted payments basket once again becomes positive. During 2020, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.

Precision’s unsecured senior notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by all U.S. and Canadian subsidiaries that guaranteed the Senior Credit Facility (Guarantor Subsidiaries). These Guarantor Subsidiaries are directly or indirectly 100% owned by the parent company. Separate financial statements for each of the Guarantor Subsidiaries have not been provided; instead, the Corporation has included in Note 27 condensed consolidating financial statements based on Rule 3-10 of the U.S. Securities and Exchange Commission’s Regulation S-X.

(c) Covenants:

Following is a listing of the currently applicable restrictive and financial covenants as at December 31, 2020:

	Covenant	At December 31, 2020
Senior Credit Facility
Consolidated senior debt to consolidated covenant EBITDA(1)	≤ 2.50	0.23
Consolidated covenant EBITDA to consolidated interest expense	≥ 1.75	2.68

Real Estate Credit Facility
Consolidated covenant EBITDA to consolidated interest expense	≥ 1.75	2.68

Unsecured Senior Notes
Consolidated interest coverage ratio	≥ 2.00	2.57

(1)   For purposes of calculating the leverage ratio consolidated senior debt only includes secured indebtedness.

At December 31, 2020, Precision was in compliance with the covenants of the Senior Credit Facility, Real Estate Credit Facility and unsecured senior notes.